Income taxes (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income taxes [Abstract]
Schedule of Effective Tax Rate Reconciliation
The calculation of the Company’s income tax expense is set forth below:

	For the three months ended September 30,		For the nine months ended September 30,
(In millions, except for percentage data)	2025	2024	2025	2024
Total tax expense	$150	$155	$226	$293
Effective income tax rate	21.8%	22.0%	20.5%	23.1%

A reconciliation of the statutory U.S. federal tax rate and the Company’s effective tax rate is as follows:

	For the years ended December 31,
(In millions, except for percentage data)	2024	2023	2022
Tax expense at U.S. statutory rate	$342	$274	$306
State tax, net of federal tax benefit	46	47	40
Permanently disallowed deductions	7	5	4
Tax rate differentials	(14)	(6)	(12)
Uncertain tax positions	15	33	25
Prior year accrual adjustment	(24)	21	15
Withholding tax / minimum taxes	28	3	3
Depletion adjustment	(19)	(17)	(14)
Other	(13)	1	(1)
Total income tax expense	$368	$361	$366
Effective income tax rate	22.6%	27.8%	25.1%